INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
Schedule of net carrying amount of investment properties

	Buildings	Land use rights	Total
Year ended December 31, 2020
Opening net carrying amount	414,168	1,089,098	1,503,266
Additions	—	—	—
Transfer from property, plant and equipment (Note 7)	78,135	—	78,135
Transfer from right-of-use assets (Note 20)	—	45,885	45,885
Disposals	—	(1,005)	(1,005)
Depreciation	(10,814)	(13,591)	(24,405)

Closing net carrying amount	481,489	1,120,387	1,601,876

As of December 31, 2020
Cost	601,850	1,221,710	1,823,560
Accumulated depreciation and impairment	(120,361)	(101,323)	(221,684)

Net carrying amount	481,489	1,120,387	1,601,876

	Buildings	Land use right	Total
Year ended December 31, 2019
Opening net carrying amount	235,974	920,032	1,156,006
Additions	44,063	—	44,063
Transfer from property, plant and equipment (Note 7)	179,564	—	179,564
Transfer from right-of-use assets (Note 20)	—	239,765	239,765
Disposal	(36,949)	(52,537)	(89,486)
Depreciation	(8,484)	(18,075)	(26,559)
Impairment loss	—	(87)	(87)

Closing net carrying amount	414,168	1,089,098	1,503,266
As of December 31, 2019

Cost	508,705	1,159,343	1,668,048
Accumulated depreciation and impairment	(94,537)	(70,245)	(164,782)

Net carrying amount	414,168	1,089,098	1,503,266